CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	$ 20,801	$ 18,974	$ 20,381
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	25	(995)	(1,673)
Changes in the fair value of equity instruments at fair value through other comprehensive income	(76)	126	107
Changes in the fair value attributable to change in the credit risk of financial liabilities designated at fair value through profit or loss		(8)	26
Income tax	16	264	462
Total of items that will not be reclassified subsequently to the consolidated income statement	(35)	(613)	(1,078)
Financial assets at fair value through other comprehensive income:
Valuation adjustments, FVTOCI	(6,724)	3,565	4,108
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)	(189)
Income tax, FVTOCI	1,402	(1,056)	(980)
Cash flow hedges:
Valuation adjustments, cash flow hedge	1,394	(376)	29
Amounts reclassified to the consolidated income statement, Cash flow hedge	11	(43)	(9)
Income tax, Cash flow hedge	(422)	126	(6)
Total of items that may be reclassified subsequently to the consolidated income statement	(5,120)	1,373	2,953
Other comprehensive income/(loss) for the year, net of income tax	(5,155)	760	1,875
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	15,646	19,734	22,256
Attributable to the Parent	$ 15,646	$ 19,734	$ 22,256